LEASES	12 Months Ended
Mar. 31, 2018
LEASES
LEASES

8.LEASES

The Company enters into various leases for data center facilities, office premises and office equipment in the normal course of business.

Capital Leases — The Company uses office equipment leased under capital lease arrangements. The amount of leased assets at cost under capital leases and accumulated depreciation amounted to ¥131,318 thousand and ¥17,738 thousand, respectively, at March 31, 2017 and ¥253,905 thousand and ¥87,655 thousand, respectively, at March 31, 2018.

Operating Leases — The Company leases its data center facilities and office premises under cancellable operating lease arrangements with mainly two-year lease periods, for which refundable lease deposits are recorded as rental deposits. The U.S.-based subsidiary leases office premises under noncancelable operating lease arrangements.

Expenses related to operating leases for the fiscal years ended March 31, 2016, 2017 and 2018, were ¥823,790 thousand, ¥1,047,405 thousand and ¥1,029,672 thousand, respectively, and are included in “Cost of revenue” and “Selling, general and administrative expenses.”

Future Minimum Lease Payments — As of March 31, 2018, the future minimum lease payments under noncancelable operating leases and capital leases are as follows:

	Thousands of Yen
	Operating
Years ending March 31,	Leases	Capital Leases
2019	¥311,388	¥53,465
2020	290,902	50,294
2021	271,840	29,831
2022	263,272	10,096
2023	183,543	162
Total minimum lease payments	¥1,320,945	¥143,848

Less amounts representing interest		5,907
Present value of minimum lease payments		137,941
Less current portion		49,655
Noncurrent portion		¥88,286